Statement of Shareholders' Equity (USD $) In Thousands	Total	Common shares [Member]	Restricted shares [Member]	Common Stock Shares Acquired For Employee Ltip [Member]	Additional paid in capital [Member]	Accumulated deficit [Member]	Accumulated other comprehensive income (loss) [Member]
Balance at Dec. 31, 2011	$ 1,293,141	$ 1,824,231	$ (5,353)	$ 0	$ 2,789	$ (466,775)	$ (61,751)
Net income (loss)	94,357					94,357
Dividends	(64,815)					(64,815)
Restricted shares purchased	(541)		(494)			(47)
Restricted share expense	2,034				2,034
Vesting of restricted shares			2,387		(2,387)
Common shares issued, net of issue costs and income tax	0
Common shares issued on exercise of stock options	403	673			(270)
Common shares issued on exercise of warrants	0
Common shares acquired by U.S. long-term incentive plan	(3,505)			(3,505)
Deferred compensation obligation	3,505			3,505
Stock options and warrants assumed on acquisition	0
Stock based compensation	0
Repurchase of common shares	(65,633)	(51,374)				(14,259)
Foreign currency translation adjustment	11,702						11,702
Derivatives designated as cash flow hedges, net of income tax	1,604						1,604
Settlement of derivatives designated as cash flow hedges, net of income tax	329						329
Balance at Dec. 31, 2012	1,272,581	1,773,530	(3,460)	0	2,166	(451,539)	(48,116)
Net income (loss)	117,970					117,970
Dividends	(64,845)					(64,845)
Restricted shares purchased	(4,462)		(4,483)		21
Restricted share expense	2,004				2,004
Vesting of restricted shares	0		1,289		(1,289)
Common shares issued, net of issue costs and income tax	0
Common shares issued on exercise of stock options	112	218			(106)
Common shares issued on exercise of warrants	0	0			0
Common shares acquired by U.S. long-term incentive plan	1,912			1,912
Deferred compensation obligation	(1,912)			(1,912)
Repurchase of common shares	(14)	(14)
Foreign currency translation adjustment	(33,181)						(33,181)
Derivatives designated as cash flow hedges, net of income tax	(1,051)						(1,051)
Settlement of derivatives designated as cash flow hedges, net of income tax	457						457
Balance at Dec. 31, 2013	$ 1,289,571	$ 1,773,734	$ (6,654)	$ 0	$ 2,796	$ (398,414)	$ (81,891)